DISPOSITION OF STALWELL MINE - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Continuing And Discontinued Operations [Line Items]
Proceeds on dispositions of assets		$ 1,621	$ 749
Stawell Gold Mines Pty Ltd | Discontinued operations
Disclosure Of Continuing And Discontinued Operations [Line Items]
Proceeds on dispositions of assets	$ 6,250
Net smelter return, royalty percentage	2.50%
Performance bond held	$ 4,581	$ 4,581